UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22382

JHW Pan Asia Strategies Fund, LLC
(Exact name of registrant as specified in charter)
c/o J.H. Whitney Investment Management, LLC

711 Fifth Avenue, Suite 410, New York, NY 10022
(Address of principal executive offices)   (Zip code)

William Ng, 711 Fifth Avenue, Suite 410, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 369-1860

Date of fiscal year end: March 31

Date of reporting period: July 1, 2009 - June 30, 2010

Item 1. Proxy Voting Record

As of the date hereof, the Registrant has not yet commenced operations and therefore there were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2010 with respect to which the Registrant was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	JHW Pan Asia Strategies Fund, LLC

By (Signature	/s/ William Ng
and Title)	William Ng
President

Date	August 30, 2010